CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income		$ 4,820	$ 6,981	$ 132
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation		702	628	1,208
Net gain on disposal of assets		(21)		(62)
Gain on cumulative translation adjustment recognition from liquidation of subsidiaries			(1,703)	(38)
Gain on liquidation of a subsidiary		(909)
Gain on release of tax liability due to expiration of statute of limitations		(2,462)	(1,409)	(3,272)
Equity loss (gain) of associates		613	687	(984)
Investment impairment		370	1,690	5,336
Gain on sale of short- term investment				(83)
Stock-based compensation expense		1,097	866	2,238
Provision for doubtful accounts receivable		812	4	1,564
Deferred income taxes		705	(1,092)	771
Changes in operating assets and liabilities
Accounts receivable		(44,815)	1,413	(1,966)
Inventories and deferred costs		6,565	1,212	(190)
Prepaids and other assets		5,540	(7,280)	2,821
Accounts payable		23,193	5,183	7,393
Income taxes payable		(929)	(26)	(751)
Customer advances		(6,044)	(7,218)	(1,054)
Deferred revenue		(4,930)	(3,172)	(10,556)
Other liabilities		(10,413)	7,074	3,225
Net cash provided by (used in) operating activities		(26,106)	3,838	5,732
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment		(225)	(732)	(1,527)
Proceeds from sales of property, plant and equipment				85
Acquisition of uSTAR, net of cash acquired		(673)
Purchase of short-term investments			(3,164)
Purchase of investments			(481)	(300)
Proceeds from sale of investments			500	7,683
Proceeds from sale of short-term investments		3,143
Net cash provided by (used in) investing activities	[1]	2,245	(3,877)	5,941
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options		101	113
Acquisition of non-controlling interests				(304)
Repurchase of ordinary shares		(2,525)	(140)	(4,096)
Net cash used in financing activities		(2,424)	(27)	(4,400)
Effect of exchange rate changes on cash and cash equivalents		(701)	2,112	(1,723)
Net increase (decrease) in cash and cash equivalents	[1]	(26,986)	2,046	5,550
Cash, restricted cash and cash equivalents at beginning of year	[1]	100,686	98,640	93,090
Cash, restricted cash and cash equivalents at end of year	[1]	73,700	100,686	98,640
Cash paid:
Interest		47	48	55
Income taxes		$ 1,221	$ 2,012	$ 3,311

[1]	The Company adopted ASU 2016-18 in 2018, and adjusted the 2017 and 2016 balances retrospectively.